Leases - lease cost allocated expense items (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases
Total	¥ 24,514	¥ 26,181	¥ 51,397
Selling and marketing expenses
Leases
Total	456	662	1,525
General and administrative expenses
Leases
Total	12,512	9,541	18,834
Research and development expenses
Leases
Total	¥ 11,546	¥ 15,978	¥ 31,038